SUTHERLAND ASBILL & BRENNAN LLP 1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com
DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
E-mail: david.goldstein@sutherland.com
August 19, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Anchor Series Trust; File Nos. 2-86188 and 811-3836 Definitive Proxy Materials
Dear Commissioners:
     On behalf of the Anchor Series Trust (the “Trust”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the definitive solicitation materials requesting voting instructions from owners of variable annuity and variable life insurance contracts indirectly invested in the investment portfolios of the Trust with respect to a number of proposals pertaining to the operation of the investment portfolios of the Trust.
     In connection with the foregoing, we have the following responses to several comments from the Commission staff regarding the preliminary solicitation materials filed on July 14, 2011.
1.	Comment: With regard to page 2 of the Notice, please explain the circumstances under which a beneficiary under a variable contract would have voting rights?
Response: There are at least two circumstances where a beneficiary under a variable contract could have voting rights. First, in a group contract, the participants under the contract are often referred to as beneficiaries and many group contracts (particularly, group annuity contracts) provide voting rights to such participants or permit the contract owner to give the voting rights to such participants. Second, where a beneficiary is the spouse of the owner of a variable annuity contract and succeeds to ownership of the contract after the owner dies, the contract would remain in force and the spouse would exercise the voting and other rights as the contract owner.
ATLANTA   AUSTIN   HOUSTON   NEW   YORK   WASHINGTON   DC

Washington, DC 20549
August 19, 2011

2.	Comment: In several places, the term “outmoded” is used to describe many provisions of the existing declaration of trust. Consider using a more descriptive adjective.
Response: The term “outmoded” is now only used once on page 6 of the proxy statement. Though there may be a better adjective, the Trust believes that the detailed discussion of the differences between the existing declaration of trust and the amended and restated declaration provided in connection with proposals 2A—2D will make up for any deficiencies in the term “outmoded.”
3.	Comment: Proposal 2 entails several changes to shareholder voting rights and other rights. As a result, it should be broken down into several separate voting items. In particular, the following proposed amendments to the declaration of trust should be voted on separately by shareholders: (a) an amendment that would permit the board of trustees in the future to make changes to the declaration of trust without shareholder approval, (b) amendments that would permit reorganizations of the Trust, a Portfolio or a share class without shareholder approval, and (c) an amendment that would permit the board of trustees to establish conditions upon which a Portfolio may involuntarily redeem outstanding shares.
Response: Proposal 2 has been broken down into four separate proposals. Proposals 2A, 2B, and 2C reflect the items (a)-(c) above and Proposal 2D encompasses all the other proposed amendments to the declaration of trust. The proposed amendment to the declaration trust that would permit changes to certain investment objectives, policies or investment limitations without shareholder approval will, in effect, be voted on separately by shareholders on a Portfolio by Portfolio basis in connection with Proposal 5A (which can only become effective if the amendments to the declaration of trust are approved).
     If you have any questions or comments regarding the Preliminary Proxy Materials, please do not hesitate to call David Goldstein at (202) 383-0606.

Sincerely
/s/ David S. Goldstein
David S. Goldstein
Enclosure
cc:    Nori L. Gabert
         Gregory R. Bressler